Inventories, net (Tables)	12 Months Ended
Dec. 31, 2011
Inventories, net
Inventories, net

	December 31,
($ in millions)	2011	2010
Raw materials	2,345	1,988
Work in process	1,796	1,744
Finished goods	1,628	1,226
Advances to suppliers	253	219

	6,022	5,177
Advance payments consumed	(285)	(299)

Total	5,737	4,878